SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Ordinary Share (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 23, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity
Accretion of carrying value to redemption value		$ 16,999,995	$ 3,625,617
Common Class A
Temporary Equity
Accretion of carrying value to redemption value		166
Common Class A Subject To Redemption
Temporary Equity
Gross proceeds				$ 243,002,870
Proceeds allocated to Public Warrants				(299,536)
Class A ordinary shares issuance costs				(13,647,105)
Accretion of carrying value to redemption value	$ 166	16,999,995		12,681,484
Class A ordinary shares subject to redemption		246,628,487	243,002,870
Remeasurement of Class A ordinary shares subject to redemption:			3,625,617
Class A ordinary shares subject to redemption		$ 2,181,658	$ 246,628,487	243,002,870
Over-allotment option | Common Class A Subject To Redemption
Temporary Equity
Accretion of carrying value to redemption value				$ 1,265,157